Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AQR Funds
AQR Sustainable LS Equity Carbon Aware Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AQR Sustainable Long-Short Equity Carbon Aware Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AQR Sustainable Long-Short Equity Carbon Aware Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would have a high portfolio turnover rate (as discussed below under “Principal Investment Strategies of the Fund”).
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2025, as discussed in Footnote No. 2 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing in or having exposure to securities of U.S. and foreign issuers through the construction of a long-short investment portfolio that favors attractive companies as determined by the Adviser’s proprietary quantitative investment indicators and certain Environmental, Social and Governance (“ESG”) criteria. The Adviser utilizes these criteria to implement a sustainable investment approach that considers the ESG characteristics of investments when constructing the Fund’s portfolio. The Fund seeks to provide returns from both the potential gains from its long-short equity positions and its overall exposure to equity markets, while seeking to manage the Fund’s exposure to greenhouse gas emissions by targeting a zero net carbon positioning of the long-short investment portfolio. The Fund also seeks to provide higher risk-adjusted returns with lower volatility compared to global equity markets. A detailed description of the Fund’s investment approach, including how the Fund implements its zero net carbon positioning target, is set forth below.Investment ApproachWhen constructing a sustainable portfolio for the Fund and at each time the portfolio is rebalanced, the Adviser utilizes static and dynamic ESG filters, based on third-party data, to exclude companies from the Fund’s long position investment universe. There is no filter applied to the Fund’s short position investment universe.•The static ESG filter prohibits purchases of securities that result in a long position of issuers the Adviser has determined to exclude, based on third-party data, due to their engagement in industries that the Adviser views as having particularly poor ESG characteristics, such as: tobacco, controversial weapons (including but not limited to cluster munitions, land mines and biochemical weapons) and fossil fuels. The Adviser may from time to time restrict additional industries that it views as having particularly poor ESG characteristics. For the avoidance of doubt, the static ESG filter on the aforementioned industries will be implemented by the Adviser based upon criteria it determines, in its sole discretion, to reasonably identify issuers engaged in a particular industry, such as the percentage of an issuer’s revenue derived from the industry. This criteria does not exclude from the Fund’s investment universe issuers with de minimis direct or indirect exposure to the industry at any point in time.•Using a dynamic ESG filter, the Adviser will not purchase securities that result in long positions in companies ranked in the bottom 5-12% of the investment universe for their ESG characteristics as evaluated by the Adviser using third-party data. The Adviser may purchase securities in order to cover existing short positions.Once the above filters have been applied, the Adviser seeks to generate a long-short investment portfolio based on the Adviser’s global security selection and asset allocation models, with weighting to each position, long or short, based on the Adviser’s determination of each position’s attractiveness or unattractiveness, respectively. Certain of these quantitative investment indicators take into account certain ESG characteristics where the Adviser believes they will improve the portfolio’s returns.For security selection, the Adviser employs a model which aggregates many measures, or signals, that are used to determine a stock’s relative attractiveness, utilizing a wide variety of traditional and non-traditional, public and proprietary data sources. The model uses several hundred signals over multiple time horizons to generate forecasts of individual stock price movements, changes in company fundamentals, and stock price risk. The Adviser deploys insights from academic research as well as proprietary signals, which the Adviser’s research shows are not widely known and/or are difficult to exploit using commonly deployed investment approaches. Signals are selected based on their economic intuition, historical efficacy in forecasting returns, statistical and economic significance, and effectiveness across equity universes and market environments. Signals can be further grouped into a set of value, momentum, defensive and other economic indicators to generate an investment portfolio based on the Adviser’s global security selection and asset allocation models.•Value indicators identify investments that appear cheap based on fundamental measures. Examples of value indicators include using price-to-earnings and price-to-book ratios and governance-related indicators, such as companies that the Adviser believes are growing too quickly and may therefore have overpriced valuations.•Momentum indicators identify investments showing signs of improvement, whether based on prices or fundamentals. Examples of momentum indicators include simple price momentum for choosing individual equities based on strong recent performance.•Defensive indicators identify stable companies in good business health, including those with strong profitability and stable earnings, sound accounting practices, lower sensitivity to market movements, and low exposure to climate-related risks.•Sentiment indicators identify companies favored by high-conviction investors or companies that have shareholder-friendly and transparent management.The Adviser may also use a number of additional indicators based on the Adviser’s proprietary research. The Advisermay add or modify the economic indicators employed in selecting portfolio holdings from time to time.The Adviser actively seeks to tilt the Fund’s portfolio towards companies with superior ESG characteristics by targeting the weighted average ESG score of the Fund’s long positions to be higher than that of the Fund’s short positions.ESG characteristics are determined in the Adviser’s discretion using a combination of the Adviser’s proprietary models, as well as third-party ESG ratings data, with the aim of identifying the extent to which each company in the universe is exposed to, and how well it manages, a range of environmental, social and governance issues. The ESG characteristics may change over time or vary depending on sector or industry. ESG characteristics taken into account include among others:•Environmental: greenhouse gas emissions, resource depletion, waste and pollution;•Social: product safety and quality, health and safety, employee relations;•Governance: executive pay, bribery and corruption, anti-competitive strategy, tax strategy.The Fund’s investment strategy is not designed to eliminate all exposure to companies that are considered to be problematic under ESG standards. Rather, the investment strategy is designed to tilt the portfolio in favor of companies that have superior ESG characteristics, while restricting long positions, or taking short positions, in certain companies and industries the Adviser has identified as having the worst ESG characteristics. Additionally, securities or issuers that do not have ESG-related data available are permitted to be included in the portfolio of the Fund.The Fund’s short portfolio construction process will seek (i) to express more fully the Adviser’s active views, including ESG-related alpha signals, on an investment than is possible with underweighting or fully divesting; and/or (ii) to hedge against ESG type risks associated with the Fund’s long exposure to certain issuers with less optimal ESG characteristics, such as a company’s exposure to climate related risks. In the aggregate the Fund expects to have net long exposure to the equity markets, which the Adviser may adjust over time. Given the expected net long exposure, the Fund is not designed to be market-neutral.The Adviser also seeks to manage the Fund’s exposure to greenhouse gas emissions by targeting a zero net carbon positioning, in which the carbon footprint of the companies the Fund holds long is netted against the carbon footprint of the companies the Fund holds short, such that the portfolio’s overall carbon footprint will be equal to or less than zero on a net notional exposure basis. When measuring the carbon footprint of a company, the Adviser uses third party data to assess corporate emissions, supported by a proprietary process with respect to missing data. These emissions estimates may include, but are not limited to, the emissions directly emitting from sources that are owned or controlled by a company or the emissions from the consumption of purchased electricity, steam or other sources of energy generated upstream from a company’s direct operations. When measuring a company’s carbon footprint, the Adviserdoes not currently take into account Scope 3 emissions, which include indirect emissions occurring in a company’s value chain (e.g., purchased goods/services, use of sold products, investments, and leased assets and franchises). The carbon footprint of the Fund’s financial position in a company is measured by calculating the proportion of the Fund's exposure to the company’s total market capitalization and applying that proration to the company's total carbon footprint, as measured by the Adviser. The long portfolio’s carbon footprint is the aggregate amount of this prorated score for each long position and is targeted to be equal to or less than the aggregate amount of the prorated score for each short position of the Fund. For example, if the Fund’s long portfolio’s aggregate carbon footprint is 100 tons of CO2 equivalent, per $1M of exposure, the Fund will target a short portfolio aggregate carbon footprint of 100 tons or more of CO2 equivalent, per $1M of exposure.Where new ESG ratings data becomes available after the acquisition of a security, and in the event that it leads to a reassessment of the inclusion of a security in the Fund’s portfolio, the Adviser will not make any further purchases to increase its long position in such issuer or security and shall dispose of such security within a reasonable period of time under normal market conditions and portfolio management considerations.Additional InformationUnder normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in equity instruments and equity-related and/or derivative instruments. Equity instruments include common stock, preferred stock, depositary receipts and shares or interests in real estate investment trusts (“REITs”) or REIT-like entities (collectively, “Equity Instruments”). Equity-related and/or derivative instruments are investments that provide exposure to the performance of equity instruments, including equity swaps (both single-name and index swaps), equity index futures and exchange-traded funds and similar pooled investment vehicles (collectively, “Equity Derivative Instruments” and together with Equity Instruments, “Instruments”). The Fund may invest in or have exposure to companies of any size. The Fund has no geographic limits on where it may invest. However, the Fund will generally invest in Instruments of companies located in global developed markets, including the United States. As of the date of this prospectus, the Adviser considers global developed markets to be those countries included in the MSCI World Index. The Fund does not limit its investments to any one country or currency denomination and may invest in any one country or currency denomination without limit. The Fund may, but is not required to, hedge exposure to foreign currencies using foreign currency forwards or futures.The Fund is not designed to be market-neutral. The Adviser, on average, intends to target a market portfolio beta of 0.5 to broad global equity markets. The Adviser expects that the portfolio’s actual market beta will typically range from 0.3 to 0.7. Beta is a measure of the Fund’s portfolio’s sensitivity to both the volatility and directional return of the broad global equities markets. A beta of 1.0 means the portfolio is substantially correlated to both the volatility and the directional return of the broad global equity markets and a beta of 0.0 means the portfolio’s volatility and return have no correlation to those of the broad global equity markets. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk.Beyond the volatility associated with the Fund’s long-term market beta target, the Adviser, on average, will target an additional (i.e., active) annualized average, long-term volatility level for the Fund of 4-9%. While this active annualized volatility level is expected to be targeted over the long run, the Adviser may, on occasion, tactically target a level of volatility outside of this range.Given these two sources of volatility (i.e., the market volatility associated with the Fund’s market beta target and the Fund’s additional active security selection volatility target) and given there is no precise way to predict the market volatility over any particular period, the total volatility of the Fund is expected to be higher, potentially significantly higher, than the 4-9% active volatility target. Actual or realized volatility experienced by the Fund can and will differ from the forecasted or target volatility described above.The Fund, when taking a long equity position, will purchase a security that will benefit from an increase in the price of that security. When taking a short equity position, the Fund borrows the security from a third party and sells it at the then current market price. A short equity position will benefit from a decrease in price of the security and will lose value if the price of the security increases. Similarly, the Fund also takes long and short positions in Equity Derivative Instruments. A long position in an Equity Derivative Instrument will benefit from an increase in the price of the underlying instrument. A short position in an Equity Derivative Instrument will benefit from a decrease in the price of the underlying instrument and will lose value if the price of the underlying instrument increases. Simultaneously engaging in long investing and short selling is designed to reduce the net exposure of the overall portfolio to general market movements.The Fund uses Equity Derivative Instruments and foreign currency forwards as a substitute for investing in conventional securities and for investment purposes to increase its economic exposure to a particular security, index or currency in a cost-effective manner. At times, the Fund may gain all equity or currency exposure through the use of Equity Derivative Instruments and currency derivative instruments, and may invest in such instruments without limitation. The Fund’s use of Equity Derivative Instruments and currency derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset underlying an Equity Derivative Instrument or currency derivative instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use Equity Derivative Instruments and currency derivative instruments that have a leveraging effect. For example, if the Adviser seeks to gain enhanced exposure to a specific asset through an Equity Derivative Instrument providing leveraged exposure to the asset and that Equity Derivative Instrument increases in value, the gain to the Fund will be magnified. If that investment decreases in value, however, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Equity Derivative Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations or to meet redemption requests when it may not be advantageous to do so. There is no assurance that the Fund’s use of Equity Derivative Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.A significant portion of the Fund's assets may be held in cash or cash equivalent investments, with one year or less to maturity, including, but not limited to, money market instruments and U.S. Government securities (collectively, “Cash Equivalents”). The cash or Cash Equivalent holdings earn income for the Fund and can be held as unencumbered assets of the Fund or serve as collateral for the positions that the Fund takes on.When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the active stock selection component of the Fund is expected to have annual turnover of approximately 350% to 750%, although actual portfolio turnover may be higher or lower and will be affected by market conditions. This estimated annual portfolio turnover rate is based on the expected regular turnover resulting from the Fund’s implementation of its investment strategy, and does not take into account turnover that may occur as a result of purchases and redemptions into and out of the Fund’s portfolio. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund and may negatively affect the Fund’s performance, and may have adverse tax consequences.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting https://funds.aqr.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://funds.aqr.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares—Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly ReturnLowest Quarterly Return16.27%12/31/22-9.90%9/30/22
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2023
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	 After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table compares the Fund’s average annual total returns for Class I Shares, Class N Shares and Class R6 Shares for the periods ended December 31, 2023 to a reference benchmark comprised as follows: 50% MSCI World Index and 50% ICE BofA US 3-Month Treasury Bill Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.
AQR Sustainable LS Equity Carbon Aware Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
AQR Sustainable LS Equity Carbon Aware Fund | Common Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Common Stock Risk: The Fund may invest in, or have exposure to, common stocks. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.
AQR Sustainable LS Equity Carbon Aware Fund | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk: The Fund may enter into various types of derivative contracts as described below under “Derivatives Risk”. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund.
AQR Sustainable LS Equity Carbon Aware Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk: Credit risk refers to the possibility that the issuer of a security or the issuer of the reference asset of a derivative instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that the issuer will not default on its payment obligations or that bonds will not otherwise lose value.
AQR Sustainable LS Equity Carbon Aware Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk: Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses.
AQR Sustainable LS Equity Carbon Aware Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk: In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security or currency (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include, as further described in the section entitled “Principal Investment Strategies of the Fund,” futures contracts, forward contracts and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
AQR Sustainable LS Equity Carbon Aware Fund | Foreign Investments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investments Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:•The Fund generally holds its foreign instruments and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.•Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.•The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.•The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.•Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.•Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.•The regulatory, financial reporting, accounting, recordkeeping and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.
AQR Sustainable LS Equity Carbon Aware Fund | Futures Contract Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Forward and Futures Contract Risk: The successful use of forward and futures contracts draws upon the Adviser’sskill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
AQR Sustainable LS Equity Carbon Aware Fund | Hedging Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).
AQR Sustainable LS Equity Carbon Aware Fund | High Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk: The investment techniques and strategies utilized by the Fund, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover rates will cause the Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund.
AQR Sustainable LS Equity Carbon Aware Fund | Investment in Other Investment Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange-traded funds (“ETFs”), are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. Government securities seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, prime money market mutual funds are required to use floating NAVs that do not preserve the value of the Fund’s investment at $1.00 per share. Investments in REITs or securities with similar characteristics that pool investors’ capital to purchase or finance real estate investments also involve certain unique risks, including concentration risk (by geography or property type) and interest rate risk (i.e., in a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase).
AQR Sustainable LS Equity Carbon Aware Fund | Leverage Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, forward contracts, swaps and other derivative instruments. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If the Fund uses leverage through activities such as entering into short sales or purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.
AQR Sustainable LS Equity Carbon Aware Fund | Manager Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Manager Risk: If the Adviser makes poor investment decisions, it will negatively affect the Fund’s investment performance.
AQR Sustainable LS Equity Carbon Aware Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. Recently, there have been inflationary price movements and rising interest rates. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
AQR Sustainable LS Equity Carbon Aware Fund | Mid Cap Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap Securities Risk: The Fund may invest in, or have exposure to, the securities of mid-cap companies. The prices of securities of mid-cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large-cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.
AQR Sustainable LS Equity Carbon Aware Fund | Model and Data Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and traditional and non-traditional data supplied or made available by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties or otherwise, the success of relying on such models may depend on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.The Adviser currently makes use of non-traditional data, also known as “alternative data” (e.g., data related to consumer transactions or other behavior, social media sentiment, and internet search and traffic data). There can be no assurance that using alternative data will result in positive performance. Alternative data is often less structured than traditional data sets and usually has less history, making it more complicated (and riskier) to incorporate into quantitative models. Alternative data providers often have less robust information technology infrastructure, which can result in data sets being suspended, delayed, or otherwise unavailable. In addition, as regulators have increased scrutiny of the use of alternative data in making investment decisions, the changing regulatory landscape could result in legal, regulatory, financial and/or reputational risk.The Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated, and major losses may result.The Adviser, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. There can be no assurance that model modifications will enable the Fund to achieve its investment objective.
AQR Sustainable LS Equity Carbon Aware Fund | Momentum Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.
AQR Sustainable LS Equity Carbon Aware Fund | Short Sale Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Short Sale Risk: The Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price. The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Fund to suffer a (potentially unlimited) loss. Short sales also involve transaction and financing costs that will reduce potential Fund gains and increase potential Fund losses.
AQR Sustainable LS Equity Carbon Aware Fund | Small-Cap Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small-Cap Securities Risk: Investments in or exposure to the securities of companies with smaller market capitalizations involve higher risks in some respects than do investments in securities of larger companies. For example, prices of such securities are often more volatile than prices of large capitalization securities. In addition, due to thin trading in some such securities, an investment in these securities may be less liquid (i.e., harder to sell) than that of larger capitalization securities. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.
AQR Sustainable LS Equity Carbon Aware Fund | Sustainable Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sustainable Investment Risk: The Fund follows a sustainable investment approach that considers the ESG characteristics of investments when constructing the Fund’s portfolio. Accordingly, the Fund will have reduced exposure to industries or sectors with companies that are excluded by the Fund’s dynamic ESG filter or otherwise underweighted due to their ESG characteristics and potentially increased exposure to industries or sectors that do not contain such companies. Additionally, due to its exclusionary criteria, the Fund will not be invested in certain industries and may not be invested in certain sectors. As a result, the Fund’s performance may be lower than other funds that do not consider ESG characteristics or use different ESG criteria when constructing their portfolios. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the Fund may have fewer investment opportunities available to it than it would have if it did not take into account ESG characteristics of investments. While the Fund does not intend to take long positions in companies with the lowest ESG rankings as evaluated by the Adviser (as further described in its principal investment strategies), the Fund will have exposure to companies with lower ESG rankings. Sustainability and ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Data received from third parties may be incomplete, inaccurate or unavailable from time to time. As a result, there is a risk that the Adviser may incorrectly assess a security or issuer, resulting in the incorrect direct or indirect inclusion or exclusion of a security in the Fund’s portfolio. In addition, securities of issuers in the Fund’s investment universe for which ESG data is not available are permitted to be included in the Fund’s portfolio. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in and/or disclose their sustainable and ESG practices may fall out of favor, which would challenge the Fund’s ability to assess ESG characteristics of an issuer or industry and its ability to implement its investment strategies. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. Further, investors may differ in their views of what constitutes positive or negative ESG characteristics of a security or may use different data and/or techniques to evaluate ESG characteristics. As a result, the Fund may invest in securities that do not reflect the beliefs of any particular investor. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis. The Fund’s portfolio may include financial instruments that do not comply with ESG characteristics. There is also no guarantee that the Adviser will successfully implement strategies or make investments in companies that result in favorable ESG outcomes while enhancing long-term shareholder value and achieving financial returns.
AQR Sustainable LS Equity Carbon Aware Fund | Swap Agreements Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Swap Agreements Risk: Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund. Additionally, certain unexpected market events or significant adverse market movements could result in the Fund not holding enough assets to be able to meet its obligations under the agreement. Such occurrences may negatively impact the Fund’s ability to implement its principal investment strategies and could result in losses to the Fund.
AQR Sustainable LS Equity Carbon Aware Fund | Value Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value Style Risk: Investing in or having exposure to “value” securities, as described in the section titled "Principal Investment Strategies of the Fund," presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security’s true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.
AQR Sustainable LS Equity Carbon Aware Fund | Volatility Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.
AQR Sustainable LS Equity Carbon Aware Fund | Zero Net Carbon Target Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Zero Net Carbon Target Risk: The ability of the Fund to achieve its zero net carbon target will be subject to the Adviser’s ability to correctly assess the carbon emissions of the companies to which the Fund has exposure and the relative performance of the investments in the portfolio. Since the carbon emissions of companies will likely change as the regulatory environment, public sentiment and markets change or time passes, the success of the Fund’s zero net carbon strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute long and/or short positions in an efficient and timely manner. Moreover, the Adviser’s methodology for assessing the Fund’s carbon emissions exposure may differ from the methodology used by others. Data received from third parties may be incomplete, inaccurate or unavailable from time to time. As a result, there is a risk that the Adviser may incorrectly assess a security or issuer, resulting in the incorrect direct or indirect inclusion or exclusion of a security in the Fund’s portfolio. Furthermore, the Adviser’s methodology for measuring carbon emissions of a company or the net carbon exposure of the Fund may not comport with an investor’s assessment of either due to a variety of reasons, including, but not limited to, use of different carbon emission data sources and differing views on how zero net carbon exposure is achieved. The Fund does not currently take into account Scope 3 emissions, which include indirect emissions occurring in a company's value chain (e.g., purchased goods/services, use of sold products, investment and leased assets and franchises). Therefore, the Fund may have exposure to such indirect emissions. The Adviser’s methodology for calculating the Fund’s carbon emissions exposure could prove to be imperfect or may not achieve its intended results. The Fund’s portfolio may include financial instruments that do not comply with ESG characteristics.
AQR Sustainable LS Equity Carbon Aware Fund | I
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets
Interest Expense	rr_Component2OtherExpensesOverAssets	0.05%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.89%
Total Other Expenses	rr_OtherExpensesOverAssets	0.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.69%	[2]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	1.37%	[3]
1 Year	rr_ExpenseExampleYear01	$ 139
3 Years	rr_ExpenseExampleYear03	579
5 Years	rr_ExpenseExampleYear05	1,045
10 Years	rr_ExpenseExampleYear10	$ 2,335
2022	rr_AnnualReturn2022	15.46%
2023	rr_AnnualReturn2023	23.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.90%)
OneYear	rr_AverageAnnualReturnYear01	23.56%
Since Inception	rr_AverageAnnualReturnSinceInception	19.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2021
AQR Sustainable LS Equity Carbon Aware Fund | N
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.05%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.88%
Total Other Expenses	rr_OtherExpensesOverAssets	0.93%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.68%	[2]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	1.62%	[3]
1 Year	rr_ExpenseExampleYear01	$ 165
3 Years	rr_ExpenseExampleYear03	653
5 Years	rr_ExpenseExampleYear05	1,168
10 Years	rr_ExpenseExampleYear10	$ 2,583
OneYear	rr_AverageAnnualReturnYear01	23.27%
Since Inception	rr_AverageAnnualReturnSinceInception	19.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2021
AQR Sustainable LS Equity Carbon Aware Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets
Interest Expense	rr_Component2OtherExpensesOverAssets	0.05%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.80%
Total Other Expenses	rr_OtherExpensesOverAssets	0.85%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.70%	[2]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	1.27%	[3]
1 Year	rr_ExpenseExampleYear01	$ 129
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	998
10 Years	rr_ExpenseExampleYear10	$ 2,239
OneYear	rr_AverageAnnualReturnYear01	23.64%
Since Inception	rr_AverageAnnualReturnSinceInception	19.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2021
AQR Sustainable LS Equity Carbon Aware Fund | Return After Taxes on Distributions | I
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	14.02%
Since Inception	rr_AverageAnnualReturnSinceInception	14.38%
AQR Sustainable LS Equity Carbon Aware Fund | Return After Taxes on Distributions and Sale of Fund Shares | I
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	13.92%
Since Inception	rr_AverageAnnualReturnSinceInception	12.92%
AQR Sustainable LS Equity Carbon Aware Fund | 50% MSCI World Index and 50% ICE BofA US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	14.35%
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%
AQR Sustainable LS Equity Carbon Aware Fund | ICE BofA US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	5.01%
Since Inception	rr_AverageAnnualReturnSinceInception	3.16%
AQR Sustainable LS Equity Carbon Aware Fund | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	23.79%
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%

[1]	Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund's investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.
[2]	The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. "Specified Expenses" for this purpose include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2025. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
[3]	Total Annual Fund Operating Expenses after Expense Reimbursements are 1.57% for Class N Shares, 1.32% for Class I Shares and 1.22% for Class R6 Shares if Interest Expense is not included.